Cover Page	12 Months Ended
Mar. 29, 2020 shares
Document Information [Line Items]
Entity Registrant Name	CANADA GOOSE HOLDINGS INC.
Entity Central Index Key	0001690511
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 29, 2020
Current Fiscal Year End Date	--03-29
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	58,999,182
Multiple Voting Shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	51,004,076